Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Stock by Class
A summary of convertible preferred stock is as follows (amounts in thousands, except share and per share data):

	DECEMBER 31, 2013
	ISSUED PRICE PER SHARE	SHARES AUTHORIZED	SHARES ISSUED AND OUTSTANDING	AGGREGATE LIQUIDATION PREFERENCE	CARRYING VALUE
Series A	$8.18	2,201,834	2,201,827	$18,000	$17,922
Series B	$9.41	3,616,539	3,616,529	34,000	33,804
Series C	$8.18	7,064,220	3,951,066	32,300	29,668
		12,882,593	9,769,422	$84,300	$81,394
Shares of common stock reserved for future issuance were as follows:

	AS OF DECEMBER 31,
	2013	2014

Shares to be issued upon conversion of convertible preferred stock	9,769,422	—
Shares to be issued upon exercise of convertible preferred stock warrants and conversion of convertible preferred stock	1,975,532	—
Shares to be issued under the employee stock purchase plan	—	155,220
Shares to be issued upon exercise of outstanding stock options	1,463,747	1,907,091
Shares available for future stock option grants	122,829	1,274,067
Shares of common stock reserved for future issuance	13,331,530	3,336,378